BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Key management personnel compensation	R$ 67,496	R$ 58,266
Salaries, benefits and social charges	36,179	31,473
Variable compensation	R$ 31,317	R$ 26,793